New Accounting Standards (Notes)	12 Months Ended
Dec. 28, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
New Accounting Standards	New Accounting Standards
Accounting Standards Adopted in the Current Year
Leases:
In February 2016, the Financial Accounting Standards Board (the “FASB”) issued accounting standards update (“ASU”) 2016-02 to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. The updated guidance requires lessees to reflect the majority of leases on their balance sheets as assets and obligations. This ASU became effective beginning in the first quarter of our fiscal year 2019. We adopted this ASU in the first quarter of 2019 using a modified retrospective transition method and elected the following practical expedients: (i) the optional transition method that allows us to apply the guidance at the adoption date and recognize any adjustments that result from applying Accounting Standards Codification (“ASC”) Topic 842, Leases, to existing leases as a cumulative-effect adjustment to the opening balance of retained earnings/(deficit) in the period of adoption (i.e., the effective date); (ii) the package of practical expedients that allows us to carry forward our determination of whether a lease exists, the classification of a lease, and whether initial direct lease costs exist for purposes of transition to the new standard; (iii) the land easement option, which allows us to continue to use prior accounting conclusions reached in our accounting for land easements; and (iv) the short-term lease exemption whereby we will not record an asset or liability for short-term leases. The most significant impact of adoption on our consolidated financial statements was the recognition of ROU assets and lease liabilities for operating leases. Our accounting for finance leases remained substantially unchanged. Upon adoption, we had total lease assets of $821 million and total lease liabilities of $887 million. The adoption of this ASU did not result in a cumulative-effect adjustment to the opening balance of retained earnings/(deficit) and did not impact our consolidated statements of income or our cash flows. See Note 2, Significant Accounting Policies, for our lease accounting policy and Note 19, Leases, for additional information related to our lease arrangements.
Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income:
In February 2018, the FASB issued ASU 2018-02 related to reclassifying tax effects stranded in accumulated other comprehensive income/(losses) because of the Tax Cuts and Jobs Act (“U.S. Tax Reform”) enacted on December 22, 2017. U.S. Tax Reform reduced the U.S. federal corporate tax rate from 35.0% to 21.0%. ASC Topic 740, Income Taxes, requires the remeasurement of deferred tax assets and liabilities as a result of such changes in tax laws or rates to be presented in net income/(loss) from continuing operations. However, the related tax effects of such deferred tax assets and liabilities may have been originally recorded in other comprehensive income/(loss). This ASU allows companies to reclassify such stranded tax effects from accumulated other comprehensive income/(losses) to retained earnings/(deficit). This reclassification adjustment is optional, and if elected, may be applied either to the period of adoption or retrospectively to the period(s) impacted by U.S. Tax Reform. Additionally, this ASU requires companies to disclose the policy election for stranded tax effects as well as the general accounting policy for releasing income tax effects from accumulated other comprehensive income/(losses). This ASU became effective beginning in the first quarter of our fiscal year 2019. We adopted this ASU on the first day of our fiscal year 2019 and made the policy election to reclassify stranded tax effects from accumulated other comprehensive income/(losses) to retained earnings/(deficit) in the period of adoption. The impact of this policy election was an increase to retained earnings/(deficit) and a corresponding decrease to accumulated other comprehensive income/(losses) of $136 million. We generally release income tax effects from accumulated other comprehensive income/(losses) when the entire portfolio of the item giving rise to the tax effect is disposed of, liquidated, or terminated.
Accounting Standards Not Yet Adopted
Measurement of Current Expected Credit Losses:
In June 2016, the FASB issued ASU 2016-13 to update the methodology used to measure current expected credit losses (“CECL”). This ASU applies to financial assets measured at amortized cost, including loans, held-to-maturity debt securities, net investments in leases, and trade accounts receivable as well as certain off-balance sheet credit exposures, such as loan commitments. This ASU replaces the current incurred loss impairment methodology with a methodology to reflect CECL and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates. The guidance must be adopted using a modified retrospective transition method through a cumulative-effect adjustment to retained earnings/(deficit) in the period of adoption. This ASU will be effective beginning in the first quarter of our fiscal year 2020. We do not expect this guidance to have a significant impact on our financial statements and related disclosures.
Fair Value Measurement Disclosures:
In August 2018, the FASB issued ASU 2018-13 related to fair value measurement disclosures. This ASU removes the requirement to disclose the amount of and reasons for transfers between Levels 1 and 2 of the fair value hierarchy, the policy for determining that a transfer has occurred, and valuation processes for Level 3 fair value measurements. Additionally, this ASU modifies the disclosures related to the measurement uncertainty for recurring Level 3 fair value measurements (by removing the requirement to disclose sensitivity to future changes) and the timing of liquidation of investee assets (by removing the timing requirement in certain instances). The guidance also requires new disclosures for Level 3 financial assets and liabilities, including the amount and location of unrealized gains and losses recognized in other comprehensive income/(loss) and additional information related to significant unobservable inputs used in determining Level 3 fair value measurements. This ASU will be effective beginning in the first quarter of our fiscal year 2020. Early adoption of the guidance in whole is permitted. Alternatively, companies may early adopt removed or modified disclosures and delay adoption of the additional disclosures until their effective date. Certain of the amendments in this ASU must be applied prospectively upon adoption, while other amendments must be applied retrospectively upon adoption. We elected to early adopt the provisions related to removing disclosures in the fourth quarter of our fiscal year 2018 on a retrospective basis. Accordingly, we removed certain disclosures from Note 12, Postemployment Benefits and Note 13, Financial Instruments. There was no other impact to our financial statement disclosures as a result of early adopting the provisions related to removing disclosures.
Disclosure Requirements for Certain Employer-Sponsored Benefit Plans:
In August 2018, the FASB issued ASU 2018-14 related to the disclosure requirements for employers that sponsor defined benefit pension and other postretirement benefit plans. The guidance requires sponsors of these plans to provide additional disclosures, including weighted-average interest rates used in the company’s cash balance plans and a narrative description of reasons for any significant gains or losses impacting the benefit obligation for the period. Additionally, this guidance eliminates certain previous disclosure requirements. This ASU will be effective beginning with our Annual Report on Form 10-K for the year ended December 26, 2020. This guidance must be applied on a retrospective basis to all periods presented.
Implementation Costs Incurred in Hosted Cloud Computing Service Arrangements:
In August 2018, the FASB issued ASU 2018-15 related to accounting for implementation costs incurred in hosted cloud computing service arrangements. Under the new guidance, implementation costs incurred in a hosting arrangement that is a service contract should be expensed or capitalized based on the nature of the costs and the project stage during which such costs are incurred. If the implementation costs qualify for capitalization, they must be amortized over the term of the hosting arrangement and assessed for impairment. Companies must disclose the nature of any hosted cloud computing service arrangements. This ASU also provides guidance for balance sheet and income statement presentation of capitalized implementation costs and statement of cash flows presentation for the related payments. This ASU will be effective beginning in the first quarter of our fiscal year 2020. This guidance may be adopted either retrospectively or prospectively to all implementation costs incurred after the date of adoption. We will prospectively adopt this guidance and do not expect that it will have a significant impact on our financial statements and related disclosures.
Simplifying the Accounting for Income Taxes:
In December 2019, the FASB issued ASU 2019-12 to simplify the accounting in ASC 740, Income Taxes. This guidance removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. This guidance also clarifies and simplifies other areas of ASC 740. This ASU will be effective beginning in the first quarter of our fiscal year 2021. Early adoption is permitted. Certain amendments in this update must be applied on a prospective basis, certain amendments must be applied on a retrospective basis, and certain amendments must be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings/(deficit) in the period of adoption. We are currently evaluating the impact this ASU will have on our financial statements and related disclosures as well as the timing of adoption.